Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings	Total Amdocs Limited Shareholders' Equity	Non-controlling Interests
Balance at Sep. 30, 2021			$ 4,516	$ 3,951,201	$ (6,223,317)	$ 9,338	$ 5,850,937	$ 3,592,675
Balance at Sep. 30, 2021		$ 3,635,184
Beginning Balance at Sep. 30, 2021	[2]								$ 42,509
Balance, Shares at Sep. 30, 2021			124,866
Comprehensive income:
Net income	[2]	549,501					549,501	549,501
Net income attributable to noncontrolling interests		0
Other comprehensive loss		(81,814)				(81,814)		(81,814)
Comprehensive income		0
Comprehensive income		467,687
Comprehensive income		467,687						467,687
Employee stock options exercised		82,909	$ 17	82,892				82,909
Employee stock options exercised, Shares			1,431
Repurchase of shares		(508,472)			(508,472)			(508,472)
Repurchase of shares, Shares			(6,479)
Cash dividends declared		(188,852)					(188,852)	(188,852)
Issuance of restricted stock, net of forfeitures		15	$ 15					15
Issuance of restricted stock, net of forfeitures, Shares			1,024
Equity-based compensation expense related to employees		71,807		71,807				71,807
Balance at Sep. 30, 2022			$ 4,548	4,105,900	(6,731,789)	(72,476)	6,211,586	3,517,769
Balance at Sep. 30, 2022		3,560,278
Ending Balance at Sep. 30, 2022	[2]								42,509
Balance, Shares at Sep. 30, 2022			120,842
Comprehensive income:
Net income		542,962					540,709	540,709
Net income attributable to noncontrolling interests		2,253							2,253	[2]
Other comprehensive loss		19,204				19,204		19,204
Comprehensive income		2,253							2,253	[2]
Comprehensive income		562,166
Comprehensive income		559,913						559,913
Employee stock options exercised		48,667	$ 9	48,658				48,667
Employee stock options exercised, Shares			800
Repurchase of shares		(489,524)			(489,524)			(489,524)
Repurchase of shares, Shares			(5,424)
Cash dividends declared		(202,778)					(202,778)	(202,778)
Issuance of restricted stock, net of forfeitures		14	$ 14					14
Issuance of restricted stock, net of forfeitures, Shares			1,130
Equity-based compensation expense related to employees		89,698		89,698				89,698
Distribution to noncontrolling interests	[2]	(1,589)							(1,589)
Balance at Sep. 30, 2023		3,523,759	$ 4,571	4,244,256	(7,221,313)	(53,272)	6,549,517	3,523,759
Balance at Sep. 30, 2023		3,566,932
Ending Balance at Sep. 30, 2023		$ 43,173							43,173	[2]
Balance, Shares at Sep. 30, 2023		117,348	117,348
Comprehensive income:
Net income		$ 496,321					493,197	493,197
Net income attributable to noncontrolling interests		3,124							3,124	[2]
Other comprehensive loss		48,862				48,862		48,862
Comprehensive income		3,124							3,124	[2]
Comprehensive income		545,183
Comprehensive income		542,059						542,059
Employee stock options exercised		$ 26,934	$ 6	26,928				26,934
Employee stock options exercised, Shares		434	434
Repurchase of shares		$ (563,121)			(563,121)			(563,121)
Repurchase of shares, Shares		(6,612)	(6,612)
Cash dividends declared		$ (214,995)					(214,995)	(214,995)
Issuance of restricted stock, net of forfeitures		15	$ 15					15
Issuance of restricted stock, net of forfeitures, Shares			1,173
Employee share purchase plan		37,785	$ 6	37,779				37,785
Employee share purchase plan, Share			548
Equity-based compensation expense related to employees		104,540		104,540				104,540
Distribution to noncontrolling interests	[2]	(4,096)							(4,096)
Balance at Sep. 30, 2024		3,456,976	$ 4,598	$ 4,413,503	$ (7,784,434)	$ (4,410)	$ 6,827,719	$ 3,456,976
Balance at Sep. 30, 2024		3,499,177
Ending Balance at Sep. 30, 2024		$ 42,201							$ 42,201	[2]
Balance, Shares at Sep. 30, 2024		112,891	112,891

[1]	As of September 30, 2024, 2023 and 2022, accumulated other comprehensive loss is comprised of unrealized gain (loss) on derivatives, net of tax, of $3,037, $(34,677) and $(46,580), unrealized loss on short-term interest-bearing investments, net of tax, of $(5,238) $(16,203) and $(22,797)and unrealized loss on defined benefit plan, net of tax, of $(2,209), $(2,392) and $(3,099).
[2]	In fiscal year 2022, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.